Net Income Per Limited Partner Unit And Distributions (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013	Jan. 08, 2013	Jan. 08, 2013 General Partner [Member]	Dec. 31, 2012 General Partner [Member]	Dec. 31, 2012 Class C Unitholders [Member]	Jan. 08, 2013 Class D Units [Member]	Jan. 31, 2013 Class D Units [Member]	Dec. 31, 2012 Class D Units [Member]	Dec. 31, 2012 Maximum [Member] General Partner [Member]	Dec. 31, 2012 February 12, 2013 [Member]
Distribution period	45 days
Distribution weighted average common unit price period							10 days			10 days
Distribution type option period									1 year
Minimum quarterly distribution per unit	$ 0.30
Distribution per unit						$ 0.45
Distribution percent											50.00%
General partners units	979,614	763,892
General partner interest	2.00%
General partners, additional units issued	633,084	473,731			133,060			6,190,469	6,190,469			183,995
Interests acquired			65.00%	65.00%